                                                                Supplement dated
                                                                    May 21, 1997

                          MONYMASTER VARIABLE ANNUITY
                   SUPPLEMENT TO PROSPECTUS DATED MAY 1, 1997

     On page 23, the second sentence of the first paragraph following the caption "Annuity Commencement Date" is deleted and the following sentence is inserted:

          The Annuity Commencement Date chosen may be no earlier than the Contract Anniversary nearest the Annuitant's 10th birthday, and no later than the Contract Anniversary nearest the Annuitant's 90th birthday.

     On pages 23-24, the fourth sentence of the first paragraph following the caption "Annuity Commencement Date" is deleted and the following sentence is inserted:

          The Annuity Commencement Date may be advanced to a date not earlier than the 10th Contract Anniversary or deferred from time to time by the Contractholder by written notice to the Company, provided that (1) notice of such deferral or advance is received by the Company prior to the then current Annuity Commencement Date, and (2) the new Annuity Commencement Date is a date which is not later than the Contract Anniversary nearest the Annuitant's 90th birthday.

     On page 27, the last sentence of the first paragraph following the caption "Contingent Annuitant" is deleted and the following sentence is inserted:

          The Contingent Annuitant will be deleted from the Contract automatically by the Company as of the Contract Anniversary nearest the Contingent Annuitant's 90th birthday.

     On page 27, the sub-paragraph numbered (4) of the second paragraph following the caption "Contingent Annuitant" is deleted and the following sentence is inserted:

          (4) if the Annuity Commencement Date is later than the Contract Anniversary nearest the Contingent Annuitant's 90th birthday, the Annuity Commencement Date will be automatically advanced to that Contract Anniversary.

Form No. 13455 SL (5/97)                               Registration No. 33-37722